Equity - Schedule of Black-Scholes Option-Pricing Model Assumptions (Details)	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Equity [Abstract]
Weighted average expected terms (in years)	5 years 2 months 12 days	5 years 2 months 12 days
Weighted average expected volatility	125.90%	117.30%
Weighted average risk-free interest rate	0.40%	1.50%
Expected dividend yield	0.00%	0.00%